Equity - Schedule of Share Capital (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Ordinary shares
Ordinary Shares Fully paid, shares	2,364,949,502	460,367,051	339,313,037
Ordinary Shares Fully paid, value	$ 176,558,493	$ 100,681,716	$ 97,230,329
Ordinary shares	2,364,949,502	460,367,051	339,313,037	255,433,248
Ordinary shares value	$ 176,558,493	$ 100,681,716	$ 97,230,329